RESTRUCTURING - Summary of Restructuring Plan Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1,527	$ 4,700	$ 3,600
Costs Incurred To Date (since inception)	21,050
General severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs	2,272
Costs Incurred To Date (since inception)	11,234
Plant closing severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs	31
Costs Incurred To Date (since inception)	3,310
Asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,171
Costs Incurred To Date (since inception)	7,140
Gain on sale of facility
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(2,049)
Costs Incurred To Date (since inception)	(2,049)
Other restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	102		$ 600
Costs Incurred To Date (since inception)	$ 1,415